Investments in Associates - Insurance and reinsurance associates and joint ventures (Details) ₨ / shares in Units, € in Millions, $ in Millions, ₨ in Billions						12 Months Ended
	May 13, 2025 USD ($)	May 13, 2025 EUR (€)	Oct. 30, 2024 USD ($)	May 23, 2024 USD ($)	May 22, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 23, 2024 INR (₨) ₨ / shares
Investments in Associates
Cash consideration						$ 1,281.7	$ 630.0
Go Digit Infoworks Services Private Limited | Go Digit Insurance Limited
Investments in Associates
Ownership percentage				73.60%	83.30%
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%	49.00%
Insurance and reinsurance companies | Go Digit Insurance Limited
Investments in Associates
Ownership percentage				49.00%
Dividend received			$ 112.3
Insurance and reinsurance companies | Albingia SA
Investments in Associates
Ownership percentage	33.00%	33.00%				33.00%
Cash consideration	$ 236.5	€ 209.7
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%	49.00%
Go Digit Insurance Limited | Insurance and reinsurance companies
Investments in Associates
Fair value of investments in associates for which there are quoted market prices				$ 3,000.0				₨ 249.5
Market price per share (associate) | ₨ / shares								₨ 272
Pre tax gain				$ 106.3